INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Current
Taxes	$ 1,651,468	$ 584,641
Prepayments to suppliers	570,484	496,001
Reimbursements over exports	364,305	366,594
Prepaid expenses and other receivables	240,946	213,597
Loans receivable	125,000
Miscellaneous	291,935	59,242
Other receivables	3,731,810	1,981,829
Non-current
Taxes	734,638	681,168
Reimbursements over exports	885,364	878,470
Miscellaneous	132,129	672
Other receivables	1,752,131	1,560,310
Shareholders and other other related parties
Current
Other receivables	2,516	10,971
Joint ventures and associates
Current
Other receivables	$ 485,156	$ 250,783